Document and Entity Information	Jun. 05, 2026
Document And Entity Information [Line Items]
Document Type	8-K
Document Period End Date	Jun. 05, 2026
Entity Registrant Name	ALPHABET INC.
Entity Incorporation State Country Code	DE
Entity File Number	001-37580
Entity Tax Identification Number	61-1767919
Entity Address Address Line 1	1600 Amphitheatre Parkway
Entity Address City Or Town	Mountain View
Entity Address State Or Province	CA
Entity Address Postal Zip Code	94043
City Area Code	650
Local Phone Number	253-0000
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Amendment Flag	false
Entity Central Index Key	0001652044
Common Class A [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class A Common Stock, $0.001 par value
Trading Symbol	GOOGL
Security Exchange Name	NASDAQ
Capital Class C [Member]
Document And Entity Information [Line Items]
Security 12b Title	Class C Capital Stock, $0.001 par value
Trading Symbol	GOOG
Security Exchange Name	NASDAQ
Depositary Shares Each Representing A 120th Interest In A Share Of 6.25% Of Series A Mandatory Convertible Preferred Stock Par Value 0.001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/20th interest in a share of 6.25% of Series A Mandatory Convertible Preferred Stock, par value $0.001 per
Trading Symbol	GOOGM
Security Exchange Name	NASDAQ
Depositary Shares Each Representing A 120th Interest In A Share Of 6.25% Of Series B Mandatory Convertible Preferred Stock Par Value 0.001 Per Share [Member]
Document And Entity Information [Line Items]
Security 12b Title	Depositary Shares, each representing a 1/20th interest in a share of 6.25% of Series B Mandatory Convertible Preferred Stock, par value $0.001 per
Trading Symbol	GOOGN
Security Exchange Name	NASDAQ
2.375% Senior Notes due 2028 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.375% Senior Notes due 2028
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
2.500% Senior Notes due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.500% Senior Notes due 2029
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.200% Senior Notes due 2030 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.200% Senior Notes due 2030
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.125% Senior Notes due 2029 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.125% Senior Notes due 2029
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
2.875% Senior Notes due 2031 [Member]
Document And Entity Information [Line Items]
Security 12b Title	2.875% Senior Notes due 2031
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.450% Senior Notes due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.450% Senior Notes due 2032
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.625% Senior Notes due 2032 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.625% Senior Notes due 2032
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.000 Senior Notes Due 2033 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.000% Senior Notes due 2033
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.125% Senior Notes due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.125% Senior Notes due 2034
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.625% Senior Notes due 2034 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.625% Senior Notes due 2034
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.375% Senior Notes due 2037 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.375% Senior Notes due 2037
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.500% Senior Notes due 2038 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.500% Senior Notes due 2038
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.100% Senior Notes due 2039 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.100% Senior Notes due 2039
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
5.500% Senior Notes due 2041 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.500% Senior Notes due 2041
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.000 Senior Notes Due 2044 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.000% Senior Notes due 2044
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
3.875% Senior Notes due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	3.875% Senior Notes due 2045
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.500% Senior Notes due 2045 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.500% Senior Notes due 2045
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.000 Senior Notes Due 2054 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.000% Senior Notes due 2054
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
5.875% Senior Notes due 2058 [Member]
Document And Entity Information [Line Items]
Security 12b Title	5.875% Senior Notes due 2058
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.800% Senior Notes due 2063 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.800% Senior Notes due 2063
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
4.375% Senior Notes due 2064 [Member]
Document And Entity Information [Line Items]
Security 12b Title	4.375% Senior Notes due 2064
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true
6.125% Senior Notes due 2126 [Member]
Document And Entity Information [Line Items]
Security 12b Title	6.125% Senior Notes due 2126
Security Exchange Name	NASDAQ
No Trading Symbol Flag	true